Personnel Figures - Summary of Number of Employees (Detail) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,148	2,062
Average	2,142	2,096
Managers and Key Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	54	57
Average	56	53
Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,938	1,831
Average	1,929	1,874
Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	156	174
Average	157	169
Chile [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,125	2,036
Chile [Member] | Managers and Key Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	54	57
Chile [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,932	1,824
Chile [Member] | Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	139	155
Argentina [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	23	26
Argentina [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	6	7
Argentina [Member] | Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	17	19